FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Avista Public Acquisition Corp. II [Member]	Sep. 30, 2022 USD ($) yr item shares	Mar. 23, 2022 USD ($) item yr shares	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative - Forward Purchase and Backstop Securities | $	$ 1,595,500		$ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative - Forward Purchase and Backstop Securities | $	$ 1,595,500	$ 448,380
Fair Value, Inputs, Level 3 [Member] | Fair value of Forward Purchase and Backstop Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of forward purchase and backstop securities | shares	10.2	10.34
Fair Value, Inputs, Level 3 [Member] | Present value of Forward Purchase and Backstop Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of forward purchase and backstop securities | shares	10	10
Fair Value, Inputs, Level 3 [Member] | Time to Business Combination (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of forward purchase and backstop securities | yr	0.08	0.52
Fair Value, Inputs, Level 3 [Member] | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of forward purchase and backstop securities	2.8	0.95
Fair Value, Inputs, Level 3 [Member] | Discount factor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of forward purchase and backstop securities	99.8	99.5
Fair Value, Inputs, Level 3 [Member] | Expected redemption rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of forward purchase and backstop securities	85	85
Fair Value, Inputs, Level 3 [Member] | Probability of completing an initial Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of forward purchase and backstop securities	50	32.5